Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Sales	$ 14,300	$ 42,073	$ 37,800	$ 43,273
Total Revenue	14,300	42,073	37,800	43,273
Cost of Goods Sold
Gross Profit	14,300	42,073	37,800	43,273
General and Administrative Expenses
Equipment/Filming	500	1,109	1,015	1,034
Fees	18	3	21	713
Consulting Fees	7,000	3,200	12,000	3,200
Professional Fees	5,450		19,000
Marketing Expense	1,168	1,297	930	626
APP Development	7,000		7,000
Travel	187	2,553	425	3,084
Office expenses	2,546	607	5,046	982
Total Expenses	(23,869)	(8,769)	(45,437)	9,639
Net Operating Income/Loss	(9,569)	33,303	(7,636)	33,633
Other Income/Expense		200		200
Net Income/Loss	$ (9,569)	$ 33,503	$ (7,636)	$ 33,833
Basic and Diluted Loss Per Common Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Shares Outstanding	10,851,500	7,092,000	10,851,000	10,851,500